Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2011
Charges Related to Business Realignment
3.	Charges Related to Business Realignment

In 2011, the Company recorded a $16.5 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized $15.5 million of the total charge and included severance costs related to approximately 465 employees. The Aerospace Segment recognized $1.0 million of the total charge and included severance costs related to approximately 50 employees. The business realignment costs are presented in the Consolidated Statement of Income for 2011 in the following captions: $15.3 million in Cost of sales and $1.2 million in Selling, general and administrative expenses. As of June 30, 2011, approximately $9.5 million in severance payments have been made with the remaining payments expected to be made by March 31, 2012.

In 2010, the Company recorded a $48.5 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consisted of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized $44.0 million of the total charge and included severance costs related to approximately 1,455 employees. The Climate & Industrial Controls Segment recognized $3.9 million of the total charge and included severance costs related to approximately 255 employees. The Aerospace Segment recognized $0.6 million of the total charge and included severance costs related to approximately 50 employees. The business realignment costs are presented in the Consolidated Statement of Income for 2010 in the following captions: $43.0 million in Cost of sales and $5.5 million in Selling, general and administrative expenses. All required severance payments have been made.

In 2009, the Company recorded a $52.1 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consisted of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized $33.7 million of the total charge and included severance costs related to approximately 3,345 employees. The Climate & Industrial Controls Segment recognized $9.7 million of the total charge and included severance costs related to approximately 745 employees. The Aerospace Segment recognized $2.0 million of the total charge and included severance costs related to approximately 205 employees. Approximately $6.7 million of the charge was recorded below segment operating income. All required severance payments have been made. The business realignment costs are presented in the Consolidated Statement of Income for 2009 in the following captions: $41.0 million in Cost of sales, $6.2 million in Selling, general and administrative expenses and $4.9 million in (Gain) loss on disposal of assets.